Provisions - Movements by Class of Provisions (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2025 JPY (¥)
Disclosure of other provisions [line items]
Beginning balance	¥ 333,301
Additional provisions	1,391
Amounts used	(11,195)
Unused amounts reversed	(16,345)
Amortization of discount and effect of change in discount rate	(3,595)
Others	(1)
Ending balance	303,556
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	209,659
Additional provisions	0
Amounts used	(7,550)
Amortization of discount and effect of change in discount rate	(3,682)
Ending balance	198,427
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	123,642
Additional provisions	1,391
Amounts used	(3,645)
Unused amounts reversed	(16,345)
Amortization of discount and effect of change in discount rate	87
Others	(1)
Ending balance	¥ 105,129